Property and Equipment - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 7.4	$ 6.5
Less: Accumulated depreciation	(3.6)	(2.7)
Property and equipment, net	3.8	3.8
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	2.1	1.8
Furniture, Equipment and Other [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 5.3	$ 4.7